Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table shows the compensation for our PEO and the average compensation for our NEOs other than the PEO, as reported in the Summary Compensation Table (“SCT”) and also the applicable CAP amount for each (as described above). The table also provides information with respect to our cumulative total shareholder return (“TSR”), peer group cumulative TSR, net income and our selected performance measure, AOI. We selected AOI as our performance measure to be included in the Pay Versus Performance table because it is the profitability metric used to determine 50% to 100% of the earnout under the AEIP and 50% of the PSUs issued pursuant to the 2024 LTIP for the PEO and other corporate NEOs, and therefore meaningfully impacts CAP.

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($mil) (7)	AOI ($mil) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2024	$18,121,504	$43,139,547	$3,704,112	$7,871,393	$143.88	$105.85	$326	$502

(1)	For the 2024 fiscal year, Ms. Scanlon was our PEO.

(2)
CAP is calculated from the PEO’s total compensation reported in the SCT, less grant date fair value of equity awards reported in the SCT (i.e., PSUs, RSUs and NSOs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2024 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2024 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2024	$18,121,504	($13,200,000)	$33,596,312	$4,680,642	($58,911)	$38,218,043	$43,139,547

(a)	This amount represents grant date fair value of equity-based awards granted during 2024, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the PEO does not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

(3)	This amount is based on the total compensation amounts reported in the SCT for each of the following NEOs for the 2024 fiscal year: Mr. Robinson, Mr. Zhou, Ms. Schjøtz, and Mr. Genovesi.

(4)
Average CAP is calculated by averaging the following amounts for each NEO other than the PEO: total compensation reported in the SCT, less grant date fair value of equity awards reported in the SCT (i.e., PSUs, RSUs and NSOs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2024 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2024 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2024	$3,704,112	($2,200,007)	$5,599,187	$777,362	($9,260)	$6,367,288	$7,871,393

(a)	This amount represents grant date fair value of equity-based awards granted during 2024, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the PEO does not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

(5)	This amount represents the value of an initial fixed $100 investment in share of our Class A common stock on April 12, 2024 (our first trading day on the NYSE), assuming reinvestment of all dividends.

(6)
Peer group companies include those comprising the S&P 500 Industrials Index. This amount represents the value of an initial fixed $100 investment in the index on April 12, 2024 (our first trading day on the NYSE), assuming reinvestment of all dividends.

(7)	This amount represents GAAP net income attributable to stockholders of the Company (in millions) for the 2024 fiscal year.

(8)
AOI was based on our consolidated operating income, as stated in our audited financial statements for the 2024 fiscal year, and adjusted pursuant to the methodology described in the “2024 AEIP Awards” subsection of the CD&A.

Company Selected Measure Name	AOI
Named Executive Officers, Footnote	This amount is based on the total compensation amounts reported in the SCT for each of the following NEOs for the 2024 fiscal year: Mr. Robinson, Mr. Zhou, Ms. Schjøtz, and Mr. Genovesi.
Peer Group Issuers, Footnote	Peer group companies include those comprising the S&P 500 Industrials Index. This amount represents the value of an initial fixed $100 investment in the index on April 12, 2024 (our first trading day on the NYSE), assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 18,121,504
PEO Actually Paid Compensation Amount	$ 43,139,547
Adjustment To PEO Compensation, Footnote
(2)
CAP is calculated from the PEO’s total compensation reported in the SCT, less grant date fair value of equity awards reported in the SCT (i.e., PSUs, RSUs and NSOs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2024 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2024 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2024	$18,121,504	($13,200,000)	$33,596,312	$4,680,642	($58,911)	$38,218,043	$43,139,547

(a)	This amount represents grant date fair value of equity-based awards granted during 2024, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the PEO does not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

Non-PEO NEO Average Total Compensation Amount	$ 3,704,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,871,393
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average CAP is calculated by averaging the following amounts for each NEO other than the PEO: total compensation reported in the SCT, less grant date fair value of equity awards reported in the SCT (i.e., PSUs, RSUs and NSOs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2024 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2024 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2024	$3,704,112	($2,200,007)	$5,599,187	$777,362	($9,260)	$6,367,288	$7,871,393

(a)	This amount represents grant date fair value of equity-based awards granted during 2024, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the PEO does not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs TSR as of December 31, 2024
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs GAAP Net Income as of December 31, 2024
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs AOI as of December 31, 2024
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs TSR as of December 31, 2024
Tabular List, Table
Most Important Financial Performance Measures
In accordance with SEC rules, the most important financial performance measures used to link CAP to our performance during the 2024 fiscal year are:

•	AOI

•	Operating Income

•	Organic Revenue
In addition to the performance measures listed above, compensation decisions are made each year taking into account a number of other factors. Short-term and long-term incentive payouts are subject to formalized performance and payout curves (as described in the CD&A), but fixed compensation and target incentive pay levels are set based on individual performance, scope of responsibility, and assessment of pay competitiveness within the market.

Total Shareholder Return Amount	$ 143.88
Peer Group Total Shareholder Return Amount	105.85
Net Income (Loss)	$ 326,000,000
Company Selected Measure Amount	502,000,000
PEO Name	Ms. Scanlon
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,200,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,218,043
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,596,312
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,680,642
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,911)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,200,007)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,367,288
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,599,187
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	777,362
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,260)